Leases (Tables) - Southland Holdings [Member]	12 Months Ended
Dec. 31, 2022
Schedule of components of lease cost

	For the Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Finance leases
Amortization of finance leases	$7,580	$4,912	$4,538
Interest on lease liabilities	547	749	856
Total finance lease cost	8,127	5,661	5,394
Operating lease cost	18,874	18,962	12,119
Short-term lease cost	22,710	21,134	18,072
Total lease cost	$49,711	$45,757	$35,585

Schedule of other information related to lease

	Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$18,769	$18,946	$12,164
Financing cash flows for finance leases	547	749	856
Operating cash flows for finance leases	8,157	4,716	4,124
Operating leases
ROU assets obtained in exchange for lease liabilities	19,558	12,391	12,854
Finance leases
ROU assets obtained in exchange for lease liabilities	-	3,660	22,479

Additional information related to our operating leases for the year ended December 31, 2022, is as follows:

Weighted average remaining lease term (in years)	1.6
Weighted average discount rate	3.00%

Additional information related to our finance leases for the year ended December 31, 2022, is as follows:

Weighted average remaining lease term (in years)	2.0
Weighted average discount rate	4.80%

Schedule of operating and finance lease

	Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021
Operating leases
Operating lease right-of-use assets	$16,893	$15,816
Short-term operating lease liabilities	11,844	11,891
Long-term operating lease liabilities	4,696	3,430
Total operating lease liabilities	16,540	15,321
Finance leases
Property and equipment	25,890	26,243
Accumulated amortization	(17,231)	(9,770)
Property and equipment, net	8,659	16,473
Short-term lease liabilities	4,728	8,157
Long-term lease liabilities	5,336	10,066
Total finance lease liabilities	$10,064	$18,223

Schedule of lease maturity

	Year Ended
(Amounts in thousands)	Finance Leases	Operating Leases	Total
2023	$5,066	$12,124	$17,190
2024	5,037	3,406	8,443
2025	419	1,020	1,439
2026	-	196	196
2027	-	149	149
Thereafter	-	38	38
Total	10,522	16,933	27,455
Less: present value discount	(458)	(393)	(851)
Lease liability	$10,064	$16,540	$26,604